Earnings Per Share	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share

7.	Earnings per Share.

The following details the computations of the basic and diluted earnings per common share ( in thousands, except per share amounts):

	Years Ended September 30
	2016	2015	2014
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,846	9,756	9,629

Common shares issuable under share
based payment plans which are
potentially dilutive	44	71	81

Common shares used for diluted
earnings per common share	9,890	9,827	9,710

Income from continuing operations	$12,024	6,093	5,184
Discontinued operations	—	2,179	4,835
Net income	$12,024	8,272	10,019

Basic earnings per common share:
Income from continuing operations	$1.22	.62	.54
Discontinued operations	—	.23	.50
Net income	$1.22	.85	1.04

Diluted earnings per common share
Income from continuing operations	$1.22	.62	.53
Discontinued operations	—	.22	.50
Net income	$1.22	.84	1.03

For 2016, 2015 and 2014, 72,090, 56,110 and 31,790 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.